Schedule I-Condensed Financial Information of the Parent Company - Statements of Cash Flows and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flow from operating activities:
Net income	¥ 6,311,835	$ 915,131	¥ 4,692,874	¥ 5,919,356
Adjustments to reconcile net income to net cash by operating activities:
Share of results of an equity method investee	6,559	951	(42,303)	(30,015)
Impairment loss on an equity method investee			35,791	43,160
Changes in operating assets and liabilities:
Deferred income	(66,034)	(9,574)	67,939	(54,186)
Net cash (used in) generated from operating activities	10,519,692	1,525,212	6,744,644	11,820,444
Cash flows from investing activity:
Net cash provided by (used in) investing activities	1,049,153	152,114	(2,326,489)	(6,695,043)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options	0	0	419,814	895
Repurchase of ordinary shares	(6,257,703)	(907,282)	(1,938,798)
Net cash used in financing activities	(5,573,391)	(808,066)	(58,788)	(20,839)
Effect of exchange rate changes on cash and cash equivalents	(63,322)	(9,181)	581	(12,526)
Net increase in cash, cash equivalents and restricted cash	5,932,132	860,079	4,359,948	5,092,036
Cash, cash equivalents and restricted cash at beginning of the year	17,171,269	2,489,600	12,811,321	7,719,285
Cash, cash equivalents and restricted cash at end of the year	23,103,401	3,349,679	17,171,269	12,811,321
Parent company
Cash flow from operating activities:
Net income	6,298,816	913,243	4,681,073	5,906,957
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and VIEs	(6,317,707)	(915,981)	(4,686,284)	(5,879,908)
Share of results of an equity method investee	0	0	0	4,200
Impairment loss on an equity method investee	0	0	0	38,115
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(54,750)	(7,939)	(52,544)	107,631
Deferred income	(29,664)	(4,301)	(710)	30,374
Net cash (used in) generated from operating activities	(103,305)	(14,978)	(58,465)	207,369
Cash flows from investing activity:
Changes in amounts due from subsidiaries	6,362,371	922,457	1,577,719	(208,250)
Net cash provided by (used in) investing activities	6,362,371	922,457	1,577,719	(208,250)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of share options			419,814	895
Repurchase of ordinary shares	(6,257,703)	(907,282)	(1,938,798)
Net cash used in financing activities	(6,257,703)	(907,282)	(1,518,984)	895
Effect of exchange rate changes on cash and cash equivalents	(76)	(11)	5	4
Net increase in cash, cash equivalents and restricted cash	1,287	186	275	18
Cash, cash equivalents and restricted cash at beginning of the year	337	49	62	44
Cash, cash equivalents and restricted cash at end of the year	1,624	$ 235	¥ 337	¥ 62
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution	12,650,000
Cash dividend declared and paid to the Company	¥ 0